Stockholders' Equity (Deficit) - Contingent Earnout Liability (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) Y	Sep. 30, 2021 USD ($) Y item D $ / shares shares	Aug. 26, 2021 USD ($)
Contingent consideration (in shares) | shares		15,000,000
Change in fair value of contingent earnout liability | $	$ 9,768,000	$ 9,768,000
Contingent earnout liability
Contingent consideration (in shares) | shares		15,000,000
Number of equal tranches | item		2
Number of trading days within any 30 consecutive trading day period | D		20
Estimated fair value of contingent consideration shares | $			$ 159,400,000
Change in fair value of contingent earnout liability | $		$ 9,800,000
Contingent earnout liability | Tranche one
shares of common stock per tranche | shares		7,500,000
Volume-weighted average closing sale price | $ / shares		$ 15.00
Contingent earnout liability | Tranche two
Volume-weighted average closing sale price | $ / shares		$ 20.00
Current stock price | Contingent earnout liability
Measurement input	11.61	11.61	10.96
Expected share price volatility | Contingent earnout liability
Measurement input	78.9	78.9	79.6
Risk-free interest rate | Contingent earnout liability
Measurement input	1.55	1.55	1.34
Estimated dividend yield | Contingent earnout liability
Measurement input	0.0	0.0	0
Expected term | Contingent earnout liability
Measurement input	10.00	10.00	10.00